Derivative Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk-free interest rate	0.08%	0.09%
Expected dividend yield	0.00%	0.00%
Expected volatility	424.00%
Expected life (in years)	4 months 28 days
Fair Value:
Conversion feature	$ 382,000	$ 163,000
Maximum [Member]
Expected volatility		691.00%
Expected life (in years)		6 months 25 days
Minimum [Member]
Expected volatility		495.00%
Expected life (in years)		3 months